General information (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2021 ARS ($)
General Information
Awarded percentage	51.00%
Maturity	maturities taking place in March 2020
Principal balance	$ 26,259
Interest and charges	$ 23,880